CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Loss for the year	$ (1,650,745)	$ (664,762)	$ (61,287)
Adjustments to reconcile loss to net cash used in operating activities
Depreciation	196,694	4,002	3,327
Share-based payments	519,549	1,676	22,309
Loss (gain) on derivative instruments	30,349	(65,766)	(314,317)
Interest on lease obligation	35,419
Changes in non-cash working capital
Advances receivable	(13,314)	14,920	(77,149)
Prepaid expenses and deposits		68,263	(292)
Due from related parties		4,518	(4,518)
Employee retention allowance	8,652	(36,286)	23,853
Accounts payable	35,974	(59,368)	(42,663)
Accrued liabilities	(41,001)	(57,161)	(142,798)
Net cash used in operating activities	(878,423)	(789,964)	(593,535)
Cash flows from investing activities
Purchase of property, plant and equipment			(1,510)
Acquisition of subsidiary, net of cash acquired	(97,525)
Acquisition of mineral properties		(8,598)
Expenditures on exploration and evaluation assets	(227,089)	(258,287)	(172,334)
Net cash used in investing activities	(324,614)	(266,885)	(173,844)
Cash flows from financing activities
Proceeds from share issuances, net of issuance costs	136,000	2,012,082	533,872
Loans	(12,767)	(347,712)	122,753
Principal repayment of lease obligation	(183,342)
Due to related parties	689,940	23,219	109,396
Net cash provided from financing activities	629,831	1,687,589	766,021
Net (decrease)/ increase in cash and cash equivalents during the year	(573,206)	630,740	(1,358)
Cash and cash equivalents, beginning of the year	650,902	20,162	21,520
Cash and cash equivalents, end of the year	$ 77,696	$ 650,902	$ 20,162